Joint Venture Agreement for Planting of Yew Trees (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2004 Metric_Acre	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Joint Venture Agreement for Planing of Trees (Textual)
Area of forest (Metric Acres) under joint venture agreement	1,000,000
Joint venture agreement period	2004 to 2034
Percentage of profit from planting of yew trees and other agriculture distributed to company	80.00%
Percentage of profit from planting of yew trees and other agriculture distributed to forest bureau	20.00%
Revenue generated from forest land		$ 0	$ 0	$ 0	$ 0